Related Party Transactions (Details 3) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	May 31, 2010	Mar. 02, 2014	May 31, 2013	Dec. 21, 2012	Dec. 31, 2009	Sep. 30, 2012 transponder	Dec. 31, 2008 transponder	May 31, 2012	Sep. 30, 2013	Jan. 02, 2012
EchoStar XVI
Related Party Transactions
Notice period to exercise option to extend agreement	6 years	6 years
EchoStar | Certain Sports Related Programming Broadcast Agreement
Related Party Transactions
Agreement term			10 years
EchoStar | EchoStar VIII
Related Party Transactions
Notice period for termination of agreement				30 days	30 days
EchoStar | EchoStar XVI
Related Party Transactions
Agreement term from commencement of service date						4 years	10 years
Notice period to exercise option to extend agreement	6 years	6 years
Additional term of renewal option	5 years	5 years
EchoStar | DISH Nimiq 5 Agreement
Related Party Transactions
Agreement term							10 years
Agreement term with third party							15 years
Number of DBS transponders available to receive services							32
Number of DBS transponders currently used							32
EchoStar | QuetzSat-1 Lease Agreement
Related Party Transactions
Agreement term with third party									10 years
Number of DBS transponders currently used									32
Number of DBS transponders expected to receive services									24
Number of transponders subleased								5
EchoStar | 103 degree orbital location member
Related Party Transactions
Agreement term										10 years
Payments to the related party											$ 23
Net book value of asset											20
Capital distribution											$ 3
Agreement term from commencement of service date		10 years
EchoStar | TT&C Agreement
Related Party Transactions
Required notice period for termination by the reporting entity	60 days	60 days
EchoStar | Prior Broadcast Agreement | Minimum
Related Party Transactions
Required notice period for termination by the reporting entity												60 days
EchoStar | Prior TT&C Agreement
Related Party Transactions
Required notice period for termination by the reporting entity												60 days